Segment information	3 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Segment information	Segment information
The assessment of the Group’s performance and the decisions about resources to be allocated are made by the chief operating decision maker, based on the management reporting system of the Group. The Group identified the Chief Executive Officer of the Group as
“Chief operating decision maker”. The Chief operating decision maker reviews on an aggregated basis the incurred expenses for allocating and evaluating performance of the Group.
The Group operates in a single operating segment: R&D of pharmaceutical products in order to market them in the future.
Substantially all operations, assets, liabilities, and losses of the Group are located in France. As of March 31, 2025, the Subsidiary’s contributions to the Group’s assets, liabilities and net losses were less than 10%.